Schedule of Net Investment Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Investment Income [Line Items]
Investment income, before expense	$ 318,140	$ 332,594	$ 337,496
Investment expense	(6,896)	(9,769)	(12,379)
Net investment income	311,244	322,825	325,117
Fixed income securities
Net Investment Income [Line Items]
Investment income, before expense	248,585	276,035	289,571
Mortgage loans
Net Investment Income [Line Items]
Investment income, before expense	27,582	26,994	31,375
Equity securities
Net Investment Income [Line Items]
Investment income, before expense	4,905	3,975	4,870
Limited partnership interests
Net Investment Income [Line Items]
Investment income, before expense	34,177	22,824	8,862
Short-term
Net Investment Income [Line Items]
Investment income, before expense	393	250	210
Policy loans
Net Investment Income [Line Items]
Investment income, before expense	2,498	$ 2,516	2,543
Other
Net Investment Income [Line Items]
Investment income, before expense	$ 0		$ 65